Finance and other costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Finance and other costs.
Accretion on convertible debt	$ 1,635	$ 2,751
Interest on convertible debt		1,284
Accretion on notes payable	512	1,180
Interest on notes payable	1,901	746
Accretion of lease liability	2,384	2,189
Transaction costs	3,947	4,892
Total	$ 10,379	$ 13,042